Subsequent events (Details 3) - bbl bbl in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Entitie [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,419	7,534	8,092
Revisions of previous estimates	1,705	1,667	261
Extensions and discoveries			35
Sales of reserves	(465)	(9)	(61)
Production for the year	(749)	(774)	(793)
Ending balance	8,910	8,419	7,534
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,435	7,552	8,156
Revisions of previous estimates	1,708	1,668	261
Extensions and discoveries			35
Sales of reserves	(465)	(9)	(102)
Production for the year	(752)	(777)	(798)
Ending balance	8,926	8,435	7,552
Brazil [Member] | Consolidated Entitie [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,406	7,534	8,083
Revisions of previous estimates	1,705	1,654	269
Extensions and discoveries			35
Sales of reserves	(455)	(9)	(61)
Production for the year	(748)	(773)	(792)
Ending balance	8,908	8,406	7,534
Brazil [Member] | Consolidated Entitie [Member] | Synthetics Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	10		8
Revisions of previous estimates		11	(7)
Sales of reserves	(10)
Production for the year	(1)	(1)	(1)
Ending balance		10
South America [Member] | Consolidated Entitie [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2		1
Revisions of previous estimates		2	(1)
Ending balance	2	2
North America [Member] | Equity Method Investees [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	17	18	23
Revisions of previous estimates	3	1
Sales of reserves	(1)
Production for the year	(3)	(3)	(1)
Ending balance	16	17	18
Africa [Member] | Equity Method Investees [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance			42
Sales of reserves			(41)
Production for the year			(4)